Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash
4.	CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, and all highly liquid investments with original maturities of three months or less. Cash and cash equivalents and restricted cash balances as of December 31, 2019 and 2020 primarily consist of the following currencies:

	As of December 31,
	2019		2020
	Amount	RMB	Amount	RMB
Cash and cash equivalents
RMB	97,713	97,713	265,401	265,401
US$	82,977	578,866	829,774	5,414,276
EUR	-	-	5,885	47,226
SGD	-	-	26	126
Total cash and cash equivalents		676,579		5,727,029
Restricted cash
RMB		-		6,363
Total cash, cash equivalents and restricted cash		676,579		5,733,392